Other financial assets (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Financial Assets [Abstract]
Schedule of other financial assets
	March 31, 2018	March 31, 2017
Security deposits, restricted	$122,158	$212,611
Term deposits, restricted	2,352,525	4,152,019
Interest receivable	673,869	675,401
Investment in listed securities and mutual funds	398,034	351,787
Other receivables	65,646	75,346
Total	$3,612,232	$5,467,164